INTANGIBLES, NET	12 Months Ended
Dec. 31, 2022
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
INTANGIBLES, NET

NOTE 6 – INTANGIBLES, NET

Intangible assets acquired consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Customer lists	$687,500	$-
Less: accumulated amortization	-	-
Net book value	$687,500	$-

For the years ended December 31, 2022 and 2021, there were no amortization expenses recorded. Amortization is expected to be $68,750 for each of the next five years.

On December 9, 2022, the Company entered into a purchase agreement with WTI Global, Inc. (the “seller”) for consideration of approximately $687,500 in exchange for intangible assets. The entire purchase consideration was allocated as fair value to the customer lists acquired from the seller. The $687,500 was funded through a combination of a note payable to the seller of $170,000 and an equity infusion from a member of the Company for $517,500. See Note 9 and 10 for further details.